Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Accounts receivable	4,887	6,614	962
Allowance for doubtful accounts	(316)	(599)	(87)

	4,571	6,015	875

The movements in the allowance for doubtful accounts were as follows:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	190	177	316	46
Amounts charged to expenses	39	190	299	43
Amounts written off	(52)	(51)	(16)	(2)

Balance as of December 31	177	316	599	87